Loans (Composition of Loans Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	$ 2,652,066	$ 2,606,197
Virginia Savings Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	38,345	48,833
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	1,964	3,182
Contractually required principal and interest	2,407	3,932
Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	219,923	279,890
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	15,365	26,330
Contractually required principal and interest	23,277	38,566
Virginia Savings Bank and Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	258,268	328,723
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	17,329	29,512
Contractually required principal and interest	$ 25,684	$ 42,498